Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Apr. 02, 2014	Dec. 31, 2009 item	Nov. 06, 2014	Nov. 05, 2014
Credit agreements
Number of credit agreements						2
Total interest and commitment fees	$ 1.8	$ 6.2	$ 10.3	$ 20.7
2022 Notes | Senior notes
Credit agreements
Issuance of debt					500.0
Stated interest rate (as a percent)					6.75%
Accrued interest	16.9		16.9
Revolver
Credit agreements
Repayment of borrowings					308.0
Frequency of interest payments			3 months
Average interest rates (as a percent)	2.17%	2.74%	2.54%	3.04%
Average outstanding balance	261.0	330.6	334.6	406.7
Revolver | Base rate
Credit agreements
Reference rate			base rate (LIBOR or prime)
Revolver | Base rate | Minimum
Credit agreements
Margin interest rate (as a percent)			0.50%
Revolver | Base rate | Maximum
Credit agreements
Margin interest rate (as a percent)			2.50%
Term Loan
Credit agreements
Repayment of borrowings					160.0
Unamortized deferred financing costs	3.8		3.8
Subsequent event | Revolver
Credit agreements
Borrowing base							$ 625.0	$ 550.0